SHARE-BASED PAYMENTS - Number of Shares and Weighted Averages of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) Option	Dec. 31, 2016 USD ($) Option
SHARE-BASED PAYMENTS
Number of options, outstanding at beginning of year | Option	22,025,548	20,511,338
Number of options, exercised | Option	(2,988,750)	(725,790)
Number of options, expired and forfeited | Option	(490,000)
Number of options, granted | Option	7,235,000	2,240,000
Number of options, outstanding at end of year | Option	25,781,798	22,025,548
Number of options, exercisable at end of year | Option	16,842,697	15,168,938
Weighted average of exercise price, outstanding at beginning of year | $	$ 0.95	$ 0.88
Weighted average of exercise price, exercised | $	0.27	0.36
Weighted average of exercise price, expired and forfeited | $	1.37
Weighted average of exercise price, granted | $	1.05	1.33
Weighted average of exercise price, outstanding at end of year | $	1.05	0.95
Weighted average of exercise price, exercisable at end of year | $	$ 0.99	$ 0.85